CONSOLIDATED CASH FLOW STATEMENT - Schedule of Analysis of Cash and Cash Equivalents as Shown in the Balance Sheet (Details) - GBP (£) £ in Millions	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of cash flow statement [Abstract]
Cash and balances at central banks	£ 76,420	£ 73,257	£ 55,130
Less: mandatory reserve deposits	(4,993)	(4,553)	(3,289)
Bank balances at central banks other than mandatory reserve deposits	71,427	68,704	51,841
Loans and advances to banks and reverse repurchase agreements	10,533	10,746	9,775
Less amounts with a maturity of three months or more	(5,581)	(3,983)	(3,805)
Loans and advances to banks current	4,952	6,763	5,970
Total cash and cash equivalents	£ 76,379	£ 75,467	£ 57,811	£ 55,224